Leases (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of market rental rates

Lease Liabilities	2021 £’000	2020 £’000	2019 £’000
At 1 January	76	907	546
Additions	720	–	822
Transfer	77	–	–
Effect of modification to lease terms	(24)	(788)	(82)
Interest expenses	29	15	24
Lease payments	(112)	(105)	(391)
Exchange differences	–	47	(12)
At 31 December	766	76	907

Low value leases expensed in year	Low value leases expensed in year:
	2021 £’000	2020 £’000	2019 £’000
Low value leases expensed	2	10	29
Total	2	10	29